Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0000895728
Registrant Name	ENBRIDGE INC
Registration File Number	333-289186
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES